Equity - Equity-Based Compensation - LTIP (Details) shares in Millions	12 Months Ended
Mar. 31, 2019 shares
LTIP
Percentage of outstanding stock maximum	10.00%
Incremental percentage of outstanding stock, maximum	10.00%
Restricted units
LTIP
Number of units available for grant	3.3